Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (9,182)	$ (11,053)	$ (38,688)	$ (33,245)	$ (16,969)
Other comprehensive (loss) income net of taxes
Foreign currency translation adjustments	(84)	1,728	250	(463)	(217)
Total other comprehensive (loss) income	84	(1,728)	(250)	463	217
Total comprehensive loss	(9,098)	(12,781)	(38,938)	(32,782)	(16,752)
Comprehensive income attributable to redeemable noncontrolling interest	(50)	(608)	(3,003)	(1,911)	(27)
Total comprehensive loss attributable to AvePoint, Inc.	$ (9,148)	$ (13,389)	$ (41,941)	$ (34,693)	$ (16,779)